SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Office lease	$ 66,201	$ 66,201	$ 48,662
Reduction of lease liability	(20,077)	(3,277)	(48,662)
Less: office lease, current portion	(21,185)	(20,605)
Long term portion of lease liability	$ 24,939	$ 42,319